CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Consolidated Statement of Cash Flows (Details) - GBP (£)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities
Net loss	£ (4,036,268)	£ (5,094,279)	£ (63,313,440)	£ (12,321,751)
Adjustment to reconcile net loss to cash used in operating activities:
Share-based compensation expense	333,606	2,425,735	£ 54,707,624	5,842,540
As reported
Cash Flows from Operating Activities
Net loss	(3,972,332)	(4,970,900)		(12,074,991)
Adjustment to reconcile net loss to cash used in operating activities:
Share-based compensation expense	269,670	2,302,356		5,595,780
Adjustment
Cash Flows from Operating Activities
Net loss	(63,936)	(123,379)		(246,760)
Adjustment to reconcile net loss to cash used in operating activities:
Share-based compensation expense	£ 63,936	£ 123,379		£ 246,760